Financial instruments (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 15,295,995	₨ 13,520,545
Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	4,304,700	5,147,534
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	₨ 10,991,295	₨ 8,373,011